Financial risk management activities - Reconciliation of deferred compensation asset (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Opening balance	$ 12	$ 25
Unwinding of the deferred compensation asset	0	1
Changes in estimates - fair value adjustments	1	(13)
Translation	(1)	(1)
Closing balance	$ 12	$ 12